Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Line Items]
Inventories	$ 506,403	$ 5,105,770
Robots at warehouse [Member]
Schedule of Inventories [Line Items]
Inventories	4,743,645	5,553,859
Security equipment [Member]
Schedule of Inventories [Line Items]
Inventories	506,403	494,793
Impairment provision for inventories [Member]
Schedule of Inventories [Line Items]
Inventories	$ (4,743,645)	$ (942,882)